Fair Value - Significant Unobservable Inputs Utilized to Estimate Fair Value (Details) - Convertible debt $ in Thousands	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Notes issued August 2022 due 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes principal	$ 4,000	$ 4,000
Notes issued August 2022 due 2025 | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	0.35
Notes issued August 2022 due 2025 | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input		0.35	0.35
Notes issued August 2022 due 2025 | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input		0.36	0.38
Notes issued August 2022 due 2025 | Probability of expected outcomes: Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	1	0.95	0.85
Notes issued August 2022 due 2025 | Probability of expected outcomes: Change in control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	0	0.03	0.10
Notes issued August 2022 due 2025 | Probability of expected outcomes: Other
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	0	0.02	0.05
Notes issued June and July 2023 due 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes principal	$ 2,000		$ 2,000
Notes issued June and July 2023 due 2025 | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	0.71	0.71
Notes issued June and July 2023 due 2025 | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	0.87	0.88
Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	1	0.95
Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Change in control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	0	0.03
Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Other
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input	0	0.02